Debt, Scheduled Principal Repayments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Principal Repayments [Abstract]
December 31, 2024	$ 14,426
December 31, 2025	14,511
December 31, 2026	14,511
December 31, 2027	14,511
December 31, 2028 and thereafter	188,281
Total	246,240	$ 240,625
Financing Costs [Abstract]
Net additions in deferred financing costs	$ 1,958	$ 3,417